Segment Reporting	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Segment Reporting

Note 16. Segment Reporting

The Company has two reportable segments, which are Company-owned restaurants and franchise operations.

Company-Owned Restaurants

Company-owned restaurants consist of several brands that are aggregated into one reportable segment because of the nature of the products and services, the production processes, the customers, the methods used to distribute the products and services, the nature of the regulatory environment, and store level profit margin for each of the brands are similar. The brands are Dick’s Wings and Grill, Fat Patty’s and WingHouse. All Company-owned restaurants are casual dining restaurants. There were a total of 32 and 32 company-owned restaurants at June 30, 2021 and December 31, 2020, respectively.

Franchise Operations

The Company only offers franchises for the Dick’s Wings brand. All franchised restaurants are casual dining restaurants. Franchises are sold in markets where expansion is deemed advantageous to the development of the Dick’s Wings brand and system of restaurants. The Company enters into franchise agreements with franchisees to build and operate restaurants using the Dicks Wings brand within a defined geographic area. The agreements have a 10-year term and can be renewed for one additional 10-year term.

In exchange for royalty payments, advertising funds, franchise fees and area development fees, the Company provides the franchisees with the use of its Dick’s Wings trademarks and Dick’s Wings system, which includes uniform operating procedures, standards for consistency and quality of products, technical knowledge, and procedures for accounting, inventory control and management. The Company also provides franchisees with assistance with site selection, prototypical architectural plans, interior and exterior design and layout, training, marketing and sales techniques, and restaurant openings. Franchisees generally remit royalty payments weekly for the prior week’s sales. Franchise fees and area development fees are paid upon the signing of the related franchise agreements.

Franchisees are required to operate their restaurants in compliance with their franchise agreements, which includes adherence to operating and quality control standards, procedures and specifications established by the Company. Franchisees are evaluated regularly by the Company for compliance with their franchise agreements through the use of periodic, unannounced, on-site inspections and standard evaluation reports.

The Company is not required to provide loans, leases, or guarantees to franchisees or the franchisees’ employees and vendors. If a franchisee becomes financially distressed, the Company is not required to provide financial assistance. If financial distress leads to insolvency of the franchisee or the filing of a petition by or against the franchisee under bankruptcy laws, the Company has the right, but not the obligation, to acquire the franchise at fair value as determined by an independent appraiser selected by the Company.

There were a total of 16 and 16 franchised restaurants at June 30, 2021 and December 31, 2020, respectively.

Segment Financial Information

Information on segments and a reconciliation of income from operations to net loss is as follows:

	Three Months	Three Months	Six Months	Six Months
	Ended	Ended	Ended	Ended
	June 30 2021	June 30 2020	June 30 2021	June 30 2020
Revenue
Company-owned restaurants	$15,774,169	$9,112,500	$32,040,829	$24,756,786
Franchise operations	291,853	160,920	473,529	342,596
Total revenue	$16,066,022	$9,273,420	$32,514,358	$25,099,382

Net (Loss) / Income
Company-owned restaurants	(211,959)	(548,134)	(730,077)	($2,474,965)
Franchise operations	80,697	47,344	(6,098)	(27,255)
Total income from operations	(131,261)	(500,790)	(736,175)	(2,502,220)
Corporate and unallocated gains/(expenses)	3,043,595	(712,127)	2,185,937	(1,490,206)
Net (loss) / income	2,912,333	(1,212,917)	1,449,762	(3,992,426)

Depreciation and Amortization
Company-owned restaurants	$203,924	$155,484	423,999	$740,276
Franchise operations	—	—	—	—
Corporate	(3,724)	6,439	2,733	12,878
Total	$200,200	$161,923	$426,732	$753,154

Capital Expenditures
Company-owned restaurants	$563,350	$74,706	$592,375	$89,691
Franchise operations	—	—	—	—
Corporate	-	-	-	-
Total	$563,350	$74,706	$592,375	$89,691

Note 19. Segment Reporting

The Company has two reportable segments, which are Company-owned restaurants and franchise operations.

Company-Owned Restaurants

Company-owned restaurants consist of several brands that are aggregated into one reportable segment because of the nature of the products and services, the production processes, the customers, the methods used to distribute the products and services, the nature of the regulatory environment, and store level profit margin for each of the brands are similar. The brands are Dick’s Wings and Grill and Fat Patty’s. All Company-owned restaurants are casual dining restaurants. There were a total of 32 and nine company-owned restaurants at December 31, 2020 and 2019, respectively.

Franchise Operations

The Company only offers franchises for the Dick’s Wings brand. All franchised restaurants are casual dining restaurants. Franchises are sold in markets where expansion is deemed advantageous to the development of the Dick’s Wings brand and system of restaurants. The Company enters into franchise agreements with franchisees to build and operate restaurants using the Dicks Wings brand within a defined geographic area. The agreements have a 10-year term and can be renewed for one additional 10-year term.

In exchange for royalty payments, advertising funds, franchise fees and area development fees, the Company provides the franchisees with the use of its Dick’s Wings trademarks and Dick’s Wings system, which includes uniform operating procedures, standards for consistency and quality of products, technical knowledge, and procedures for accounting, inventory control and management. The Company also provides franchisees with assistance with site selection, prototypical architectural plans, interior and exterior design and layout, training, marketing and sales techniques, and restaurant openings. Franchisees generally remit royalty payments weekly for the prior week’s sales. Franchise fees and area development fees are paid upon the signing of the related franchise agreements.

Franchisees are required to operate their restaurants in compliance with their franchise agreements, which includes adherence to operating and quality control standards, procedures and specifications established by the Company. Franchisees are evaluated regularly by the Company for compliance with their franchise agreements through the use of periodic, unannounced, on-site inspections and standard evaluation reports.

The Company is not required to provide loans, leases, or guarantees to franchisees or the franchisees’ employees and vendors. If a franchisee becomes financially distressed, the Company is not required to provide financial assistance. If financial distress leads to insolvency of the franchisee or the filing of a petition by or against the franchisee under bankruptcy laws, the Company has the right, but not the obligation, to acquire the franchise at fair value as determined by an independent appraiser selected by the Company.

There were a total of 16 and 19 franchised restaurants at December 31, 2020 and 2019, respectively.

Segment Financial Information

Information on segments and a reconciliation of income from operations to net loss is as follows:

	Year Ended December 31,
	2020	2019
Revenue
Company-owned restaurants	$52,514,801	$28,234,826
Franchise operations	775,600	856,198
Total revenue	$53,290,401	$29,091,024
Net loss
Company-owned restaurants	(2,875,688)	$201,110
Franchise operations	(587,615)	262,538
Total income from operations	(3,463,303)	463,648
Corporate and unallocated expenses	(7,084,734)	(3,108,094)
Net loss	$(10,548,037)	$(2,644,446)

Depreciation and Amortization
Company-owned restaurants	$1,192,768	$606,426
Franchise operations	—	—
Corporate	20,813	5,511
Total	$1,213,581	$611,937

Capital Expenditures
Company-owned restaurants	$444,047	$1,095,746
Franchise operations	—	—
Corporate	—	9,000
Total	$444,047	$1,104,746